STATEMENT OF CASH FLOWS (Unaudited) (USD $)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ (18,425)			$ (167,190)	$ (237,173)	$ (404,363)
Adjustments to reconcile net Income to net cash Increase (Decrease) in Accounts Payable
Net Cash Provided by (Used in) Operating Activities	(18,425)			(167,190)	(237,173)	(404,363)
CASH FLOWS FROM FINANCING ACTIVITIES
Common Stock issued for Cash	90	20,000			20,000	20,090
Increase in Contributed Capital	43,270	57,854	91,549	168,023	219,903	387,926
Net Cash Provided by (Used in) Financing Activities	43,360			168,113	239,903	408,016
Net Increase (Decrease) in Cash	24,935			923	2,730	3,653
Cash at Beginning of Period	0		923	0	923	0
Cash at End of Period	$ 24,935	$ 3,653		$ 923	$ 3,653	$ 3,653